BLACKROCK LARGE CAP SERIES FUNDS, INC.

BlackRock Large Cap Core Fund (the “Core Fund”)

BlackRock Large Cap Value Fund (the “Value Fund”)

BlackRock Large Cap Value Retirement Portfolio (the “Retirement Value Fund”)

BlackRock Large Cap Growth Fund (the “Growth Fund”)

(each, a “Fund” and, together, the “Funds”)

Supplement dated April 6, 2017 to the

Statement of Additional Information (“SAI”) of the Funds, dated January 27, 2017

Effective March 29, 2017, the following changes are made to the Funds’ SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Manager” is revised as follows:

The heading and first paragraph are deleted in their entirety and replaced with the following:

Information Regarding the Portfolio Managers

Peter Stournaras, CFA, Lawrence Kemp, CFA, and Todd Burnside are the portfolio managers and are jointly and primarily responsible for the day-to-day management of Growth Fund’s portfolio.

Peter Stournaras, CFA, and Todd Burnside are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the portfolios of Core Fund, Value Fund and Retirement Value Fund.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about funds and accounts other than the Funds, as applicable, for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2016.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Growth Fund
Peter Stournaras, CFA	13	5	1	0	0	0
	$6.67 Billion	$1.04 Billion	$5.90 Million	$0	$0	$0
Lawrence Kemp, CFA*	17	3	2	0	0	0
	$12.73 Billion	$1.14 Billion	$686.9 Million	$0	$0	$0
Todd Burnside*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Value Fund
Peter Stournaras, CFA	13	5	1	0	0	0
	$7.01 Billion	$1.04 Billion	$5.90 Million	$0	$0	$0
Todd Burnside*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Core Fund
Peter Stournaras, CFA	13	5	1	0	0	0
	$5.68 Billion	$1.04 Billion	$5.90 Million	$0	$0	$0
Todd Burnside*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Retirement Value Fund
Peter Stournaras, CFA	13	5	1	0	0	0
	$7.01 Billion	$1.04 Billion	$5.90 Million	$0	$0	$0
Todd Burnside*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

* Information provided for Messrs. Kemp and Burnside is as of February 28, 2017.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is amended to add the following:

Information for Messrs. Kemp and Burnside is as of February 28, 2017.

The last sentence of the first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

With respect to the portfolio managers, such benchmarks for the Funds and other accounts are:

Portfolio Manager	Benchmarks
Peter Stournaras, CFA	Lipper Large-Cap Core, Lipper Large-Cap Growth and Lipper Large-Cap Value Fund Classifications

Todd Burnside	Russell 1000 Index (Gross Total Return), S&P 500 Index, FTSE North America in GBP, MSCI Developed - US Net TR Index, FTSE United States in GBP, 60% S&P 500, 20% S&P TSX and 20% Mexico IPC (USD), Russell 1000, expressed in EUR, Russell 1000 Growth Index, Russell 1000 Value Index (Total Return), Morningstar US Flex-Cap Equity Classification, Morningstar Large Blend Classification, Investment Association North America Classification, Morningstar Large Growth Classification, Morningstar Large Value Classification and Lipper Options Arbitrage/Opt Strategies Funds Classification

Lawrence Kemp, CFA

Russell 1000 Growth Index, Russell 1000 Growth Index in EUR, S&P 500 Index, Russell 1000 Growth Custom Index, Morningstar US Large-Cap Growth Equity Classification, Morningstar Large Growth Classification, Morningstar Large Blend Classification and Morningstar Mid-Cap Growth Classification

The last sentence of the sub-section entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted in its entirety and replaced with the following:

The portfolio managers of these Funds have unvested long-term incentive awards.

The sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

The following table sets forth the dollar range of securities beneficially owned by each portfolio manager in the Funds as of September 30, 2016.

Portfolio Manager	Fund(s) Managed	Dollar Range
Peter Stournaras, CFA	Growth Fund	$100,001-$500,000
Lawrence Kemp, CFA*	Growth Fund	$10,001-$50,000
Todd Burnside*	Growth Fund	None
Peter Stournaras, CFA	Value Fund	$100,001-$500,000
Todd Burnside*	Value Fund	$10,001-$50,000
Peter Stournaras, CFA	Core Fund	Over $1 Million
Todd Burnside*	Core Fund	$10,001-$50,000
Peter Stournaras, CFA	Retirement Value Fund	None
Todd Burnside*	Retirement Value Fund	None

* Information provided for Messrs. Kemp and Burnside is as of February 28, 2017.

The last three sentences of the first paragraph of the sub-section entitled “Portfolio Manager Potential Material Conflicts of Interest” are deleted in their entirety and replaced with the following:

It should also be noted that a portfolio manager may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Such portfolio managers may therefore be entitled to receive a portion of any incentive fees earned on such accounts. Currently, the portfolio managers of these Funds are not entitled to receive a portion of incentive fees of other accounts.

* * *

Shareholders should retain this Supplement for future reference.

SAI-19076-0417SUP

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